Taxes payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes payable

18.	Taxes payable

	12/31/2025	12/31/2024
Municipal taxes	1,089	422
State taxes	2,330	297
Federal taxes	7,551	6,378
	10,970	7,097

Current	7,257	3,923
Non-Current	3,713	3,174

On October 4, 2024, the Northeast Development Authority – “SUDENE” approved for Sigma Brazil the tax benefit of a 75% reduction in income tax, also known as Profit from Exploration, and issued the Constitutive Report. This tax benefit allows the Company to reduce its current tax payments by approximately 75%, starting in 2024 and for ten years. The amount saved must be transferred to a reserve account for tax incentives within the equity accounts and cannot be distributed to the shareholders. For the year ended December 31, 2025, the Company recognized a reserve for tax incentives in the amount of $171 ($2,500 as of December 31, 2024) - see note 22.d.

Accounting policy

These amounts represent the group's obligations to the Federal, State and Municipal Governments relating to taxes, fees and contributions. They are presented as current liabilities and non-current liabilities, and they are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.